Effects of changes in currency exchange rate (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current liabilities [abstract]
Other financial liabilities	$ 62,766,946	$ 53,591,658	[1]
Trade and other current payables	303,380,168	281,681,553
Accounts payable to related parties	6,936,910	10,069,043
Other current provisions	405,069	349,775
Current tax liabilities, current	75,885,449	22,526,634
Provisions for employee benefits	31,794,163	26,232,493
Other non-financial liabilities	164,555,540	74,298,299
Total current liabilities	645,724,245	468,749,455
0 to 3 months
Current liabilities [abstract]
Other financial liabilities	11,197,060	16,761,881
Trade and other current payables	297,834,912	280,932,266
Accounts payable to related parties	6,651,051	10,069,043
Other current provisions	271,812	297,500
Current tax liabilities, current	56,895,995	18,162,016
Provisions for employee benefits	16,181,182	25,751,992
Other non-financial liabilities	2,479,960	25,891,422
Total current liabilities	391,511,972	377,866,120
More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	51,569,886	36,829,777
Trade and other current payables	5,545,256	749,287
Accounts payable to related parties	285,859	0
Other current provisions	133,257	52,275
Current tax liabilities, current	18,989,454	4,364,618
Provisions for employee benefits	15,612,981	480,501
Other non-financial liabilities	162,075,580	48,406,877
Total current liabilities	254,212,273	90,883,335
Chilean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	1,579,060	1,621,976
Trade and other current payables	177,575,915	169,971,096
Accounts payable to related parties	4,042,438	4,616,727
Other current provisions	5,380	0
Current tax liabilities, current	3,932,875	5,663,732
Provisions for employee benefits	5,530,208	17,619,085
Other non-financial liabilities	0	25,865,201
Total current liabilities	192,665,876	225,357,817
Chilean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	19,510,742	17,844,529
Trade and other current payables	1,796,915	0
Accounts payable to related parties	0	0
Other current provisions	133,257	52,275
Current tax liabilities, current	18,989,454	4,364,618
Provisions for employee benefits	15,612,981	480,501
Other non-financial liabilities	162,075,580	48,406,877
Total current liabilities	218,118,929	71,148,800
Unidades de Fomento [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	1,695,546	823,223
Trade and other current payables	0	5,847
Total current liabilities	1,695,546	829,070
Unidades de Fomento [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	13,302,035	2,798,184
Trade and other current payables	0	0
Total current liabilities	13,302,035	2,798,184
US Dollar [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	4,509,884	10,096,603
Trade and other current payables	43,335,127	34,814,603
Accounts payable to related parties	903,988	3,980,612
Current tax liabilities, current	2,467,789	0
Total current liabilities	51,216,788	48,891,818
US Dollar [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	16,667,379	10,571,414
Trade and other current payables	2,746,757	498,752
Accounts payable to related parties	285,859	0
Current tax liabilities, current	0	0
Total current liabilities	19,699,995	11,070,166
Euros [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	1,153,302	694,056
Trade and other current payables	4,921,252	6,030,900
Accounts payable to related parties	1,619,082	1,416,055
Total current liabilities	7,693,636	8,141,011
Euros [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	355,650
Trade and other current payables	974,462	250,535
Accounts payable to related parties	0	0
Total current liabilities	974,462	606,185
Argentinean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	2,098,712	3,122,166
Trade and other current payables	63,786,646	65,677,731
Other current provisions	266,432	297,500
Current tax liabilities, current	52,201,867	12,383,112
Provisions for employee benefits	9,839,822	7,521,224
Other non-financial liabilities	12,171	26,221
Total current liabilities	128,205,650	89,027,954
Argentinean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	1,762,947	4,971,531
Trade and other current payables	612	0
Other current provisions	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	1,763,559	4,971,531
Uruguay Peso en Unidades Indexadas [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	110,633	403,857
Total current liabilities	110,633	403,857
Uruguay Peso en Unidades Indexadas [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	326,783	288,469
Total current liabilities	326,783	288,469
Other currencies [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	11,188	0
Trade and other current payables	343,970	273,981
Accounts payable to related parties	62,397	46,572
Total current liabilities	417,555	320,553
Other currencies [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	0
Trade and other current payables	66	0
Accounts payable to related parties	0	0
Total current liabilities	66	0
Uruguayan Peso [Member] | 0 to 3 months
Current liabilities [abstract]
Trade and other current payables	2,202,163	1,978,456
Current tax liabilities, current	249,988	115,172
Provisions for employee benefits	383,167	335,454
Total current liabilities	2,835,318	2,429,082
Uruguayan Peso [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Trade and other current payables	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	0	0
Paraguayan Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Trade and other current payables	2,367,325	2,179,652
Accounts payable to related parties	11,267	9,077
Current tax liabilities, current	511,265	0
Provisions for employee benefits	271,167	276,229
Total current liabilities	3,161,024	2,464,958
Paraguayan Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Trade and other current payables	26,444	0
Accounts payable to related parties	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	26,444	0
Bolivianboliviano [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	38,735	0
Trade and other current payables	3,302,514	0
Accounts payable to related parties	11,879	0
Provisions for employee benefits	156,818	0
Total current liabilities	3,509,946	0
Bolivianboliviano [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	0
Trade and other current payables	0	0
Accounts payable to related parties	0	0
Provisions for employee benefits	0	0
Total current liabilities	$ 0	$ 0

[1]	See Note 21 - Other financial liabilities.